Unlimited HFND Multi-Strategy Return Tracker ETF

SCHEDULE OF INVESTMENTS at October 31, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds - 57.6% (3)
Consumer Staples Select Sector SPDR Fund	758	$55,137
Financial Select Sector SPDR Fund	1,905	64,732
Invesco CurrencyShares Australian Dollar Trust	1,225	77,555
Invesco CurrencyShares Canadian Dollar Trust	1,078	77,443
Invesco DB Agriculture Fund (1)	3,397	67,362
Invesco Senior Loan ETF	4,026	83,419
iShares Convertible Bond ETF	2,487	175,508
iShares Gold Trust (1)	2,227	68,992
iShares MSCI Australia ETF	2,787	57,747
Real Estate Select Sector SPDR Fund	2,653	97,445
SPDR Bloomberg High Yield Bond ETF	1,380	124,269
SPDR Bloomberg Short Term High Yield Bond ETF	2,059	49,931
Vanguard FTSE Emerging Markets ETF	3,998	141,729
Vanguard Mid-Cap ETF	477	97,303
Vanguard Mortgage-Backed Securities ETF	3,479	154,294
Vanguard Russell 2000 ETF	1,148	85,021
Vanguard Short-Term Corporate Bond ETF	2,100	155,379
Vanguard Total World Stock ETF	3,187	267,421
Vanguard Value ETF	427	58,913
WisdomTree Bloomberg U.S. Dollar Bullish Fund (1)	2,864	85,404
Total Exchange Traded Funds
(Cost $2,015,899)		2,045,004

Short-Term Investments - 50.8%
Money Market Funds - 50.8%
First American Government Obligations Fund, Class X, 2.924% (2)	1,806,357	1,806,357
Total Short-Term Investments
(Cost $1,806,357)		1,806,357

Total Investments in Securities - 108.4%
(Cost $3,822,256)		3,851,361
Liabilities in Excess of Other Assets - (8.4)%		(297,311)
Total Net Assets - 100.0%		$3,554,050

(1) Non-income producing security.
(2) The rate shown is the annualized seven-day effective yield as of October 31, 2022.
(3) All or a portion of the assets have been committed as collateral for open securities sold short.

Unlimited HFND Multi-Strategy Return Tracker ETF

SCHEDULE OF SECURITIES SOLD SHORT at October 31, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds - 17.2% (1)
Invesco CurrencyShares Euro Trust	847	$77,280
Invesco CurrencyShares Swiss Franc Trust	861	76,745
Invesco CurrencyShares Japanese Yen Trust	1,232	77,382
iShares Barclays TIPS Bond Fund	455	48,408
iShares MSCI Japan Value ETF	875	43,741
Health Care Select Sector SPDR Fund	441	58,543
Technology Select Sector SPDR Fund	289	36,954
Vanguard Long-Term Treasury ETF	3,241	192,904
Total Exchange Traded Funds
(Proceeds $607,673)		$611,957

(1) Non-income producing securities.

Summary of Fair Value Exposure at October 31, 2022 (Unaudited)

The Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,045,004	$-	$-	$2,045,004
Short-Term Investments	1,806,357	-	-	1,806,357
Total Investments in Securities	$3,851,361	$-	$-	$3,851,361

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$611,957	$–	$–	$611,957
Total Securities Sold Short	$611,957	$–	$–	$611,957